Balances and Transactions with Related Parties (Details) - Fortissimo [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Balances and Transactions With Related Parties (Textual)
Management annual fee	$ 120
Percentage of management net income	5
Property management maximum fee	$ 250
Expenses from transactions with related party	$ 30	$ 160	$ 120
Management fee, Description	Under the agreement the Company agreed to pay Fortissimo a one-time payment of $750.